CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method	$ 50	$ 44	$ 181	$ 164	$ 160